Derivative Instruments - Interest Rate Swap Agreements (Detail)	6 Months Ended
Jun. 30, 2015 USD ($)
United States Dollar-denominated interest rate swaps 1 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 90,000,000
Fair Value /Carrying Amount of Assets (Liability)	$ (10,536,000)
Weighted-Average Remaining Term (Years)	3 years 2 months 12 days
Fixed Interest Rate	4.90%
United States Dollar-denominated interest rate swaps 2 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 100,000,000
Fair Value /Carrying Amount of Assets (Liability)	$ (8,311,000)
Weighted-Average Remaining Term (Years)	1 year 6 months
Fixed Interest Rate	5.30%
United States Dollar-denominated interest rate swaps 3 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 175,000,000
Fair Value /Carrying Amount of Assets (Liability)	$ (35,369,000)
Weighted-Average Remaining Term (Years)	13 years 6 months
Fixed Interest Rate	5.20%
United States Dollar-denominated interest rate swaps 4 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 69,623,000
Fair Value /Carrying Amount of Assets (Liability)	$ (3,221,000)
Weighted-Average Remaining Term (Years)	6 years 1 month 6 days
Fixed Interest Rate	2.80%
United States Dollar-denominated interest rate swaps 5 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 320,000,000
Fair Value /Carrying Amount of Assets (Liability)	$ (11,114,000)
Weighted-Average Remaining Term (Years)	9 months 18 days
Fixed Interest Rate	2.90%
United States Dollar-denominated interest rate swaps 6 [Member] | LIBOR [Member]
Derivative [Line Items]
Principal amount	$ 121,333,000
Fair Value /Carrying Amount of Assets (Liability)	$ (1,636,000)
Weighted-Average Remaining Term (Years)	3 years 6 months
Fixed Interest Rate	1.70%
Euro-denominated interest rate swaps [Member] | EURIBOR [Member]
Derivative [Line Items]
Principal amount	$ 255,316,000
Fair Value /Carrying Amount of Assets (Liability)	$ (35,874,000)
Weighted-Average Remaining Term (Years)	5 years 6 months
Fixed Interest Rate	3.10%
Interest rate swap agreements [Member]
Derivative [Line Items]
Fair Value /Carrying Amount of Assets (Liability)	$ (106,061,000)